Average Annual Total Returns{- Fidelity® Small Cap Enhanced Index Fund} - 02.28 Fidelity Small Cap Enhanced Index Fund PRO-08 - Fidelity® Small Cap Enhanced Index Fund	Fidelity Small Cap Enhanced Index Fund-Default Return Before Taxes Past 1 year	Fidelity Small Cap Enhanced Index Fund-Default Return Before Taxes Past 5 years	Fidelity Small Cap Enhanced Index Fund-Default Return Before Taxes Past 10 years	Fidelity Small Cap Enhanced Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity Small Cap Enhanced Index Fund-Default After Taxes on Distributions Past 5 years	Fidelity Small Cap Enhanced Index Fund-Default After Taxes on Distributions Past 10 years	Fidelity Small Cap Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Small Cap Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Small Cap Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 10 years	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	18.53%	10.92%	11.02%	18.36%	9.68%	9.53%	11.09%	8.44%	8.70%	19.96%	13.26%	11.20%